BIOLOGICAL ASSETS AND INVENTORY (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [abstract]
Retail inventory	$ 1,101	$ 421
Cultivation inventory	16,047	0
Supplies & other	508	42
Total	$ 17,656	$ 463